Note 8 - Stockholders' Deficit - Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2017	Dec. 31, 2016
Stock options outstanding (in shares)	6,839,600	7,019,600
Shares available for grant under equity incentive plan (in shares)	11,104,000	11,144,000
Estimated common shares issuable upon conversion of notes payable and accrued interest (in shares)	3,102,872	2,466,667
Common shares issuable under common stock purchase warrants (in shares)	3,515,000	3,615,000
Total (in shares)	24,561,472	24,245,267